Note 7 - Derivative Liabilities (10Q) (Tables)	9 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Fair Value Measurements Using Significant Unobservable Inputs - Nine Months Ended June 30, 2022 (Level 3)
	Series F	Series G	Series H
Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Issuances	—	—	—
Adjustments to estimated fair value	(1,000,000)	—	—
Ending balance at June 30, 2022	$—	$748,275	$459,200
Fair Value Measurements Using Significant Unobservable Inputs – Year Ended September 30, 2021 (Level 3)
	Series F	Series G	Series H
Beginning balance at September 30, 2020	$1,000,000	$748,275	$568,144
Issuances	—	—	—
Adjustments to estimated fair value	—	—	(108,944)
Ending balance at September 30, 2021	$1,000,000	$748,275	$459,200

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Series G	Series H
Closing price per share of Common Stock	$0.046	$0.046
Exercise price per share	$0.70	$0.40
Expected volatility	106.18%	95.85%
Risk-free interest rate	2.80%	2.92%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	0.94	1.83
	Series F	Series G	Series H
Closing price per share of Common Stock	$0.12	$0.12	$0.12
Exercise price per share	$0.75	$0.70	$0.40
Expected volatility	90.28%	87.40%	86.59%
Risk-free interest rate	0.04%	0.19%	0.41%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	0.34	1.70	2.58